Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Revenue	$ 30,276,027	$ 58,015,843	$ 85,756,916	$ 112,719,248
Cost of sales	45,489,617	57,596,937	112,114,193	114,557,630
Gross profit (loss)	(15,213,590)	418,906	(26,357,277)	(1,838,382)
Administrative expenses	10,944,160	12,478,787	22,061,493	25,481,472
Selling expenses	4,274,676	5,466,706	8,035,670	11,326,366
Restructuring costs	1,383,009	0	1,383,009	0
Operating loss	(31,815,435)	(17,526,587)	(57,837,449)	(38,646,220)
Finance costs	12,292,088	2,001,084	22,909,829	3,421,438
Foreign exchange loss (gain)	971,342	(1,753,661)	3,524,106	(2,965,306)
Change in fair value of conversion options on convertible debt instruments	(12,471,759)	0	(23,217,793)	0
Change in fair value of share warrant obligations	(13,341,671)	(5,986,425)	(20,090,916)	(11,731,321)
Net loss	(19,265,435)	(11,787,585)	(40,962,675)	(27,371,031)
Item that will be subsequently reclassified to net earning (loss)
Foreign currency translation adjustment	(2,276,235)	6,898,743	(8,133,227)	7,362,420
Comprehensive loss for the period	$ (21,541,670)	$ (4,888,842)	$ (49,095,902)	$ (20,008,611)
Loss per share
Basic loss per share (in USD per share)	$ (0.09)	$ (0.05)	$ (0.18)	$ (0.12)
Diluted loss per share (in USD per share)	$ (0.09)	$ (0.05)	$ (0.18)	$ (0.12)